Revenue Recognition and Deferred Revenue	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Mann- India Technologies Private Limited [Member]
Revenue Recognition and Deferred Revenue

Note 16	Revenue Recognition and Deferred Revenue

The Company derives its revenues primarily from professional and support services, which includes revenue generated from software development projects and associated fees for consulting, implementation, training, and project management provided to customers using our systems. Good and Service taxes are not included in revenues, but rather are recorded as a liability until the taxes assessed are remitted to the respective taxing authorities.

Revenues from services having non-contingent fee arrangements are substantially provided on a time-and-material basis and are recognized based on the contractual terms as the services are performed.

Software development arrangements involving significant customization, modification or production are accounted for in accordance with the appropriate technical accounting guidance issued by the FASB using the percentage-of-completion method. The Company recognizes revenue using periodic reported actual hours worked as a percentage of total expected hours required to complete the project arrangement and applies the percentage to the total arrangement fee.

The Company has deferred the revenue and costs attributable to certain process transition activities with respect to its customers where such activities do not represent the culmination of a separate earnings process. Such revenue and costs are subsequently recognized rateably over the period in which the related services are performed. Further, the deferred costs are limited to the amount of the deferred revenues.

Disaggregation of Revenue

The following tables present revenue disaggregated by primary geographical regions and product channels for three months period ended March 31, 2019 and 2018:

	Three months period ended March 31, 2019	Three months period ended March 31, 2018
Latin America	$288,478	$17,151
United Arab Emirates	16,760	17,672
Africa	-	8,528
United States	960	38,180
Europe	-	7,143
India	8,895	131,543
	$315,093	$220,217

Note 16	Revenue Recognition and Deferred Revenue

The Company derives its revenues primarily from professional and support services, which includes revenue generated from software development projects and associated fees for consulting, implementation, training, and project management provided to customers using our systems. Goods and Service taxes are not included in revenues, but rather are recorded as a liability until the taxes assessed are remitted to the respective taxing authorities.

Revenues from services having non-contingent fee arrangements are substantially provided on a time-and-material basis and are recognized based on the contractual terms as the services are performed. Software development arrangements involving significant customization, modification or production are accounted for in accordance with the appropriate technical accounting guidance issued by the FASB using the percentage-of-completion method. The Company recognizes revenue using periodic reported actual hours worked as a percentage of total expected hours required to complete the project arrangement and applies the percentage to the total arrangement fee.

The Company has deferred the revenue and costs attributable to certain process transition activities with respect to its customers where such activities do not represent the culmination of a separate earnings process. Such revenue and costs are subsequently recognized ratably over the period in which the related services are performed. Further, the deferred costs are limited to the amount of the deferred revenues.

Disaggregation of Revenue

The following tables present revenue disaggregated by primary geographical regions and product channels for the years ended December 31, 2018 and 2017:

	Twelve Months Ended December 31,
	2018	2017
Latin America	$778,087	$1,093,182
United Arab Emirates	92,217	53,196
Africa	44,506	-
United States	32,673	106,937
Europe	14,665	-
China	1,295	-
India	91,904	198,187
	$1,055,347	$1,451,502